UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2014

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

McKINLEY NON-U.S. CORE GROWTH FUND
Y Class (Ticker: MCNUX)

SEMI-ANNUAL REPORT

May 31, 2014

Table of Contents

Shareholder Letter	2

Asset/Sector Allocations	6

Expense Examples	7

Schedules of Investments	9

Statements of Assets and Liabilities	16

Statements of Operations	18

Statements of Changes in Net Assets	20

Financial Highlights	23

Notes to Financial Statements	26

Approval of Investment Advisory Agreement	35

Additional Information	37

Privacy Notice	38

July 3, 2014

Re:  Performance for the Semi-Annual Period Ending May 31, 2014

Dear Shareholder,

McKinley Capital Management, LLC is pleased to release the May 2014 shareholder report for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund.  The firm was founded in 1990 and is an Alaska based investment management company with $7.9 billion under management as of May 31, 2014.  McKinley Capital is ranked as the 248th largest money manager in the world by Pension and Investments in its May 27, 2014 issue (ranked by total worldwide institutional assets under management, in millions, as of December 31, 2013).

The goal of the Diversified Income Fund is to produce high current income and capital appreciation.  The Diversified Income Fund is a diversified and benchmark-agnostic portfolio that uses a bottom-up investment process. The goal of the Non-U.S. Core Growth Fund is to achieve long-term capital appreciation. The Non-U.S. Core Growth Fund is benchmarked against the MSCI All Country World ex-US Index and uses a bottom-up investment process.

Market Review

After a strong year in 2013, global equity markets struggled in January.  Mixed economic data and a disappointing employment report stirred uncertainty in the United States. Concerns over China and other emerging market countries caused a sell-off in those countries which spread to the United States and other developed markets. Starting in February, global equity markets rallied and ended the first quarter of 2014 with slightly positive performance.  In the United States, the Federal Reserve remained in the spotlight as Janet Yellen officially became its chairwoman, succeeding Ben Bernanke. The market perceived the transition as smooth. On the geopolitical front, uncertainty regarding the crisis in Ukraine contributed to volatility.  Emerging markets had a difficult start to the year as outflows during the first quarter surpassed total 2013 inflows, and there were continued concerns about slower growth in China.

The global equity market continued to enjoy positive performance during the months of April and May. Most of the positive results were generated by Europe as the economies of the United States and Emerging Markets remained flat.  The United States disappointed with a lower than forecasted GDP for April but was helped by companies reporting better than expected earnings. In May, the United States Commerce Department revised its growth estimate of GDP for the first quarter to a -1.0% annualized rate, making it the worst quarter for GDP growth in three years. The revision was largely due to a greater than previously estimated decline in private inventory investment. Emerging Markets remained relatively flat as Russia’s involvement in the Ukraine made all other issues insignificant.  European equities were buoyed by the United Kingdom which posted the largest country return for the month with signs of continued economic expansion.  In addition, elections for the European Parliament took center stage and the European Central Bank reemphasized its ongoing commitment to an accommodating monetary policy.

Fund Performance

From November 30, 2013 to May 31, 2014, the Diversified Income Fund’s Investor Class Shares had a return of 8.86% and the Institutional Class Shares had a return of 8.96%.  On a security type basis, Business Development Company (“BDC”) holdings detracted from performance as both the S&P and Russell removed them from their indices.  U.S. Common Stock, Real Estate Investment Trust (“REIT”) and Master Limited Partnership (“MLP”) securities provided positive performance. Negative contributions to return were generated by companies such as Companhia Siderurgica Nacional (Foreign Stock and American Depository Receipt), SeaDrill Ltd. (Foreign Stock and American Depository Receipt) and Prospect Capital Corp. (BDC). Positions in NorthStar Realty Finance Corp. (REIT), Vector Group Ltd. (U.S. Common Stock) and AstraZeneca Plc (Foreign Stock and American Depository Receipt) positively impacted the Diversified Income Fund.

On April 30, 2014, McKinley Capital launched the Non-U.S. Core Growth Fund.  From April 30, 2014 to May 31, 2014, the Non-U.S. Core Growth Fund outperformed the MSCI All Country World ex-US Index by 0.55% (2.60% vs. 2.05%).  On a Sector basis, Energy, Materials and Utilities detracted from performance while Consumer Discretionary, Industrials and Telecommunication Services contributed positively to performance. On a country basis, Italy, Austria and South Africa detracted from performance while Brazil, Denmark and the Netherlands were positive contributors. Negative contributions to return were generated by companies such as Azimut Holding SpA (Financials, Italy), OMV AG (Energy, Austria) and Methanex Corp. (Materials, Canada). Positions in Kroton Educacional SA (Consumer Discretionary, Brazil), AerCap Holdings NV (Industrials, Netherlands) and Pandora A/S (Consumer Discretionary, Denmark) positively impacted the portfolio.

Outlook

Looking forward, McKinley Capital believes MLPs should provide positive performance for the Diversified Income Fund, and believes BDCs should recover nicely from the one-time event described above.   For the Non-U.S. Core Growth Fund, McKinley Capital sees improving opportunities in the United Kingdom, France and Belgium and in Information Technology, Consumer Discretionary and Industrials securities. We believe there are relatively fewer opportunities in Japan, Germany and Singapore and in Energy, Health Care and Financials.

McKinley Capital appreciates your support and will continue to focus its efforts on seeking to produce long-term capital appreciation for both funds as well as high current income for the Diversified Income Fund.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities. Foreign securities differ in accounting methods. These risks are greater for investments in emerging markets. The Funds may invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in Master Limited Partnerships (“MLP”s) entails risk related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide the tax efficiencies that make MLPs attractive investment structures. Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks. The value of the Funds’ investments in Real Estate Investment Trusts (“REIT”s) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Funds will indirectly be subject to the fees and expenses of the individual REITs in which the Funds invest. The Funds may invest in other investment companies such as Exchange Traded Funds (“ETF”s) and closed-end funds and investors will indirectly bear the funds principal risks and its share of these fund fees and expenses. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (“NAV”) per share and may have limited market liquidity. An ETF’s shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index. In addition, trading may be halted by the exchange in which the ETFs trade, which may impact the Funds’ ability to sell its shares of an ETF.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

The Funds’ Holdings are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedules of Investments for additional information.

The MSCI ACWI ex USA Investable Market Index (IMI) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 23 Emerging Markets (EM) countries. With 6,071 constituents, the index covers approximately 99% of the global equity opportunity set outside the US. You cannot invest directly in an index.

Earnings growth is not representative of the Funds’ future performance.

McKinley Capital Management LLC is the Adviser to the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund.

The McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund are distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

ASSET ALLOCATION at May 31, 2014 (Unaudited)

*	Includes liabilities in excess of other assets.
**	Included in Common Stock on the Schedule of Investments.

MCKINLEY NON-U.S. CORE GROWTH FUND

SECTOR ALLOCATION at May 31, 2014 (Unaudited)

*	Includes liabilities in excess of other assets.

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLE For the Six Months Ended May 31, 2014 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLE For the Six Months Ended May 31, 2014 (Unaudited) (Continued)

shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

McKinley Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/1/13	5/31/14	12/1/13 – 5/31/14*
Institutional Class Actual	$1,000.00	$1,089.60	$6.25
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.95	$6.04
Investor Class Actual	$1,000.00	$1,088.60	$7.55
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.70	$7.29

*
Expenses are equal to the McKinley Diversified Income Fund’s expense ratios for the most recent six-month period of 1.20% and 1.45% (fee waivers in effect) for Institutional and Investor Classes, respectively, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

McKinley Non-U.S. Core Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/1/13	5/31/14	12/1/13 – 5/31/14**
Actual	$1,000.00	$1,026.00	$0.73
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.69	$4.28

**
The actual expenses are equal to the McKinley Non-U.S. Core Growth Fund’s expense ratio of 0.85% (fee waivers in effect) multiplied by the average account value over the period multiplied by 31/365 (to reflect the period from April 30, 2014 to May 31,2014, the Fund’s commencement of operations date to the end of the period).  The hypothetical expenses are equal to the Fund’s expense ratio of 0.85% (fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 64.6%

Banks: 2.7%
52,701	Banco Santander
	SA – ADR	$538,604

Biotechnology: 1.6%
33,563	PDL BioPharma,
	Inc.	314,485

Capital Markets: 7.7%
16,880	AllianceBernstein
	Holding LP	409,340
11,258	Apollo Global
	Management, LLC	279,536
7,103	The Blackstone
	Group LP	220,761
13,356	KKR & Co LP	303,582
22,761	Och-Ziff Capital
	Management
	Group, LLC	302,494
		1,515,713

Chemicals: 3.6%
7,234	LyondellBasell
	Industries NV	720,290

Commercial Services & Supplies: 1.9%
24,105	RR Donnelley
	& Sons Co.	381,823

Diversified Telecommunication
Services: 3.2%
17,522	AT&T, Inc.	621,505

Energy Equipment & Services: 2.1%
10,988	SeaDrill Ltd.	417,544

Gas Utilities: 1.6%
6,539	AmeriGas
	Partners LP	309,818

Metals & Mining: 2.9%
37,280	Cia Siderurgica
	Nacional SA – ADR	144,646
33,813	Vale SA – ADR	431,116
		575,762

Oil, Gas & Consumable Fuels: 17.5%
11,842	Atlas Pipeline
	Partners LP	386,049
5,736	BP PLC – ADR	289,381
27,014	Breitburn Energy
	Partners LP	579,180
16,112	Calumet Specialty
	Products Partners LP	511,879
33,794	Capital Product
	Partners LP	362,272
7,420	Ecopetrol SA – ADR	270,904
2,856	Energy Transfer
	Partners LP	160,850
7,340	Legacy Reserves LP	215,796
19,293	Linn Energy, LLC	560,462
5,930	Memorial Production
	Partners LP	132,654
		3,469,427

Pharmaceuticals: 7.8%
7,215	AstraZeneca
	PLC – ADR	520,923
7,763	Bristol-Myers
	Squibb Co.	386,131
6,788	GlaxoSmithKline
	PLC – ADR	366,145
4,652	Merck & Co., Inc.	269,165
		1,542,364

Thrifts & Mortgage Finance: 2.5%
22,404	Home Loan Servicing
	Solutions Ltd.	499,609

Tobacco: 9.5%
14,151	Altria Group, Inc.	588,116
8,930	Reynolds
	American, Inc.	532,496
36,199	Vector Group Ltd.	756,921
		1,877,533
TOTAL COMMON STOCKS
(Cost $11,439,708)		12,784,477

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited) (Continued)

Shares		Value

REAL ESTATE INVESTMENT
TRUSTS: 17.6%
17,591	Agree Realty Corp.	$542,506
28,339	Capstead Mortgage
	Corp.	373,225
5,743	Corrections Corp.
	of America	186,820
16,803	Invesco Mortgage
	Capital, Inc.	298,421
60,732	MFA Financial, Inc.	499,824
38,124	New York Mortgage
	Trust, Inc.	303,467
64,076	Newcastle Investment
	Corp.	308,846
31,291	Northstar Realty
	Finance Corp.	517,866
11,932	Omega Healthcare
	Investors, Inc.	440,172

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $3,134,786)		3,471,147

INVESTMENT COMPANIES: 15.4%
60,607	Apollo Investment
	Corp.	507,886
40,907	Ares Capital Corp.	705,237
19,926	Main Street
	Capital Corp.	618,304
64,186	Prospect Capital
	Corp.	638,009
27,254	Solar Capital Ltd.	567,973

TOTAL INVESTMENT COMPANIES
(Cost $3,222,750)		3,037,409

SHORT-TERM INVESTMENTS: 2.6%

Money Market Fund: 2.6%
512,096	Invesco Treasury
	Portfolio, 0.01%1	512,096

TOTAL SHORT-TERM INVESTMENTS
(Cost $512,096)		512,096

TOTAL INVESTMENTS IN
SECURITIES: 100.2%
(Cost $18,309,340)		19,805,129
Liabilities in Excess
of Other Assets: (0.2)%		(33,927)
TOTAL NET ASSETS: 100.0%		$19,771,202

ADR – American Depositary Receipt
1	Seven-day yield as of May 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS: 98.5%

Aerospace & Defense: 2.2%
13,590	Safran SA (France)	$922,284

Air Freight & Logistics: 2.2%
25,080	Deutsche Post AG
	(Germany)	930,256

Airlines: 2.0%
16,200	Japan Airlines
	Co. Ltd. (Japan)	845,010

Auto Components: 2.3%
7,080	Valeo SA (France)	950,640

Automobiles: 3.5%
97,000	Mazda Motor Corp.
	(Japan)	419,253
18,800	Toyota Motor Corp.
	(Japan)	1,063,918
		1,483,171
Banks: 13.6%
1,363,000	Bank Of
	China Ltd. (China)	648,717
866,300	Bank Rakyat
	Indonesia Persero
	Tbk PT (Indonesia)	756,853
6,600	Canadian Imperial
	Bank of Commerce/
	Canada (Canada)*	582,271
47,000	DBS Group Holdings
	Ltd. (Singapore)	633,262
7,340	KBC Groep NV
	(Belgium)*	436,944
43,500	Mitsubishi UFJ
	Financial
	Group, Inc. (Japan)	244,848
10,900	Royal Bank of
	Canada (Canada)*	750,323
19,800	Sumitomo Mitsui
	Financial Group,
	Inc. (Japan)	798,418
21,250	Swedbank AB
	(Sweden)	565,227
700,000	Taishin Financial
	Holding Co. Ltd.
	(Taiwan, Province
	of China)	347,835
		5,764,698

Beverages: 3.3%
8,810	Anheuser-Busch
	InBev NV (Belgium)	966,880
34,230	Britvic PLC
	(United Kingdom)	428,312
		1,395,192

Building Products: 1.3%
2,950	LG Hausys Ltd.
	(Republic of Korea)	553,739

Capital Markets: 3.2%
86,340	3i Group PLC
	(United Kingdom)	625,057
26,550	Azimut Holding
	SpA (Italy)	726,732
		1,351,789

Chemicals: 3.2%
4,110	BASF SE (Germany)	473,250
1,170	EMS-Chemie
	Holding AG
	(Switzerland)	438,995
7,610	Methanex Corp.
	(Canada)	434,531
		1,346,776

Communications Equipment: 0.4%
27,700	Pace PLC
	(United Kingdom)	174,207

Construction & Engineering: 1.7%
30,670	Skanska AB
	(Sweden)	710,378

Diversified Consumer Services: 1.9%
31,400	Kroton Educacional
	SA (Brazil)	789,520

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited) (Continued)

Shares		Value

Diversified Financial Services: 1.9%
160,030	FirstRand Ltd.
	(South Africa)	$602,255
8,600	Zenkoku Hosho
	Co. Ltd. (Japan)	211,959
		814,214

Diversified Telecommunication
Services: 1.0%
85,510	Telstra Corp. Ltd.
	(Australia)	424,956

Electric Utilities: 1.2%
60,000	Power Assets
	Holdings Ltd.
	(Hong Kong)	522,382

Electrical Equipment: 0.9%
6,610	Vestas Wind Systems
	A/S (Denmark)*	353,483

Electronic Equipment, Instruments
& Components: 0.8%
34,830	Halma PLC
	(United Kingdom)	345,620

Energy Equipment & Services: 1.6%
381,000	Ezion Holdings Ltd.
	(Singapore)	668,261

Hotels, Restaurants & Leisure: 4.0%
16,890	GTECH SpA (Italy)	464,850
22,520	Melco Crown
	Entertainment
	Ltd. – ADR
	(Cayman Islands)	776,264
148,000	SJM Holdings Ltd.
	(Hong Kong)	424,742
		1,665,856

Household Durables: 5.2%
21,460	Berkeley Group
	Holdings PLC
	(United Kingdom)	811,149
94,100	Haseko Corp. (Japan)	680,330
30,720	Persimmon PLC
	(United Kingdom)*	688,972
		2,180,451

Household Products: 0.6%
5,500	Pigeon Corp. (Japan)	255,820

Insurance: 7.2%
129,400	AIA Group Ltd.
	(Hong Kong)	648,423
127,140	Insurance Australia
	Group Ltd.
	(Australia)	704,019
77,780	Sanlam Ltd.
	(South Africa)	434,408
8,210	Swiss Re AG
	(Switzerland)	730,237
156,010	UnipolSai SpA
	(Italy)	536,770
		3,053,857

Internet Software & Services: 0.9%
8,320	United Internet AG
	(Germany)	384,533

Machinery: 1.1%
8,620	Norma Group SE
	(Germany)	470,076

Metals & Mining: 2.7%
40,000	Dowa Holdings
	Co. Ltd. (Japan)	353,242
8,930	Rio Tinto PLC
	(United Kingdom)	457,584
133,880	Sibanye Gold Ltd.
	(South Africa)	331,425
		1,142,251

Oil, Gas & Consumable Fuels: 8.7%
9,200	Lukoil OAO
	(Russian Federation)	520,536
555	OMV AG (Austria)	22,992
15,880	Sasol Ltd.
	(South Africa)	893,153
23,600	Statoil ASA (Norway)	723,251
15,300	Suncor Energy, Inc.
	(Canada)*	588,831
12,970	Total SA (France)	910,175
		3,658,938

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited) (Continued)

Shares		Value

Paper & Forest Products: 0.9%
17,500	Canfor Corp.
	(Canada)*	$386,217

Personal Products: 0.4%
39,000	Grape King Bio Ltd.
	(Taiwan, Province
	of China)	172,333

Pharmaceuticals: 1.9%
12,610	Orion OYJ (Finland)	397,420
1,420	Roche Holding AG
	(Switzerland)	417,833
		815,253

Road & Rail: 2.1%
14,900	Canadian National
	Railway Co.
	(Canada)*	903,647

Semiconductors & Semiconductor
Equipment: 3.0%
9,000	Hermes Microvision,
	Inc. (Taiwan,
	Province of China)	360,174
1,270	Samsung Electronics
	Co. Ltd. (Republic
	of Korea)	902,970
		1,263,144

Technology Hardware, Storage
& Peripherals: 0.4%
159,000	TCL Communication
	Technology
	Holdings Ltd.
	(Hong Kong)	178,833

Textiles, Apparel & Luxury
Goods: 3.2%
281,000	ANTA Sports
	Products Ltd.
	(Hong Kong)	413,185
12,710	Pandora A/S
	(Denmark)	938,291
		1,351,476
Thrifts & Mortgage Finance: 0.8%
10,000	Genworth MI
	Canada, Inc.
	(Canada)*	355,068

Trading Companies &
Distributors: 4.5%
17,930	AerCap Holdings NV
	(Netherlands)*	845,221
44,740	Ashtead Group PLC
	(United Kingdom)	660,312
32,900	ITOCHU Corp.
	(Japan)	388,789
		1,894,322
Wireless Telecommunication
Services: 2.7%
6,840	Drillisch AG
	(Germany)	252,168
7,260	Freenet AG
	(Germany)	225,443
11,400	KDDI Corp. (Japan)	677,840
		1,155,451

TOTAL COMMON STOCKS
(Cost $40,929,369)		41,634,102

SHORT-TERM INVESTMENTS: 1.6%

Money Market Fund: 1.6%
686,573	Invesco Treasury
	Portfolio (United
	States), 0.01%1	686,573

TOTAL SHORT-TERM INVESTMENTS
(Cost $686,573)		686,573

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $41,615,942)		42,320,675
Liabilities in Excess
of Other Assets: (0.1)%		(24,152)
TOTAL NET ASSETS: 100.0%		$42,296,523

ADR – American Depositary Receipt
*	Non-income producing security.
1	Seven-day yield as of May 31, 2014.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited) (Continued)

Percent
of Total
Country	Net Assets
Australia	2.7%
Austria	0.1%
Belgium	3.3%
Brazil	1.9%
Canada	9.5%
Cayman Islands	1.8%
China	1.5%
Denmark	3.1%
Finland	0.9%
France	6.6%
Germany	6.5%
Hong Kong	5.2%
Indonesia	1.8%
Italy	4.1%
Japan	14.0%
Republic of Korea	3.4%
Netherlands	2.0%
Norway	1.7%
Russian Federation	1.2%
Singapore	3.1%
South Africa	5.3%
Sweden	3.0%
Switzerland	3.8%
Taiwan	2.1%
United Kingdom	9.9%
Cash & Equivalents*	1.5%
Total	100.0%

* Includes liabilities in excess of other assets.

The accompanying notes are an integral part of these financial statements.

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MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $18,309,340 and $41,615,942, respectively)	$19,805,129	$42,320,675
Foreign currency, at value
(Cost $0 and $157,359, respectively)	—	157,662
Cash	—	504,062
Receivables:
Investment securities and currency sold	191,281	477,502
Fund shares sold	18,600	10,408
Dividends and interest	30,253	40,111
Due from adviser, net	—	2,013
Prepaid expenses	30,182	—
Total assets	20,075,445	43,512,433

LIABILITIES
Payables:
Investment securities and currency purchased	217,570	1,116,177
Fund shares redeemed	—	83,135
Investment advisory fees, net	1,175	—
Administration fees	12,034	3,042
Transfer agent fees	9,659	2,897
Fund accounting fees	8,195	2,028
Custody fees	2,593	1,014
Chief Compliance Officer fees	3,483	1,014
Shareholder servicing fees	8,569	—
Trustee fees	1,619	609
Distribution fees – Investor Class	115	—
Other accrued expenses	39,231	5,994
Total liabilities	304,243	1,215,910
NET ASSETS	$19,771,202	$42,296,523

COMPONENTS OF NET ASSETS
Paid-in capital	$17,556,479	$41,424,222
Undistributed (accumulated) net
investment income (loss)	(299,142)	173,503
Accumulated net realized gain (loss) on
investments and foreign currency transactions	1,018,076	(6,776)
Net unrealized appreciation on investments	1,495,789	704,733
Net unrealized appreciation on foreign
currency and translation of other assets
and liabilities in foreign currency	—	841
Net assets	$19,771,202	$42,296,523

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited) (Continued)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Institutional Class:
Net assets	$19,208,543
Shares of beneficial interest issued and outstanding	910,145
Net asset value, offering and redemption price per share	$21.10

Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Investor Class:
Net assets	$562,659
Shares of beneficial interest issued and outstanding	26,681
Net asset value, offering and redemption price per share	$21.09

Net Asset Value (unlimited shares authorized):
McKinley Non-U.S. Core Growth Fund Y Class:
Net assets		$42,296,523
Shares of beneficial interest issued and outstanding		2,061,667
Net asset value, offering and redemption price per share		$20.52

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF OPERATIONS For the Six Months/Period Ended May 31, 2014 (Unaudited)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund*
INVESTMENT INCOME
Income
Dividends (net of $4,890 and $24,253
foreign withholding tax, respectively)	$495,176	$188,864
Interest	36	2
Total investment income	495,212	188,866

EXPENSES
Investment advisory fees	70,462	15,363
Administration fees	19,952	3,042
Transfer agent fees	15,819	2,897
Fund accounting fees	14,725	2,028
Shareholder servicing fees	13,212	—
Audit fees	11,176	3,042
Registration fees	10,053	398
Chief Compliance Officer fees	5,619	1,014
Miscellaneous expenses	4,227	1,014
Custody fees	3,673	1,014
Trustee fees	3,133	609
Legal fees	2,401	1,159
Reports to shareholders	2,341	1,159
Insurance expense	1,290	—
Distribution fees - Investor Class	520	—
Total expenses	178,603	32,739
Less: fees waived	(72,391)	(17,376)
Net expenses	106,212	15,363
Net investment income	389,000	173,503

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
and foreign currency	300,069	(6,776)
Change in net unrealized appreciation
on investments	824,053	704,733
Change in net unrealized appreciation
on foreign currency and translation of
other assets and liabilities in foreign currency	—	841
Net realized and unrealized gain on investments	1,124,122	698,798
Net increase in net assets resulting from operations	$1,513,122	$872,301

*  Fund commenced operations on April 30, 2014.

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MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Period Ended
	(Unaudited)	November 30, 2013*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$389,000	$432,198
Net realized gain (loss) on investments
and foreign currency	300,069	(348,382)
Change in unrealized appreciation
on investments	824,053	671,736
Net increase in net assets
resulting from operations	1,513,122	755,552

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(607,032)	(415,676)
Investor Class	(13,959)	(5,184)
	(620,991)	(420,860)
From net realized gain
Institutional Class	(259,727)	—
Investor Class	(4,776)	—
	(264,503)	—
Total distributions to shareholders	(885,494)	(420,860)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Institutional Class(1)	2,828,847	15,437,863
Net increase in net assets derived from net change
in outstanding shares – Investor Class(1)	307,732	234,440
Total increase in net assets from
capital share transactions	3,136,579	15,672,303
Total increase in net assets	3,764,207	16,006,995

NET ASSETS
Beginning of period	16,006,995	—
End of period	$19,771,202	$16,006,995
Accumulated net investment loss	$(299,142)	$(67,151)

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)  Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2014		Period Ended
	(Unaudited)		November 30, 2013*
	Shares	Value	Shares	Value
Institutional Class
Shares sold	100,309	$2,076,491	753,165	$15,054,159
Shares issued in reinvestment
of distribution	42,413	866,759	21,415	415,676
Shares redeemed	(5,573)	(114,403)	(1,584)	(31,972)
Net increase	137,149	$2,828,847	772,996	$15,437,863

	Six Months Ended
	May 31, 2014		Period Ended
	(Unaudited)		November 30, 2013*
	Shares	Value	Shares	Value
Investor Class
Shares sold	14,242	$292,717	11,581	$232,070
Shares issued in
reinvestment of distribution	783	16,002	178	3,460
Shares redeemed	(48)	(987)	(55)	(1,090)
Net increase	14,977	$307,732	11,704	$234,440

*	Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2014*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$173,503
Net realized loss on investments and foreign currency	(6,776)
Change in unrealized appreciation on investments	704,733
Change in net unrealized appreciation on foreign currency
and translation of other assets and liabilities in foreign currency	841
Net increase in net assets resulting from operations	872,301

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares – Y Class(1)	41,424,222
Total increase in net assets	42,296,523

NET ASSETS
Beginning of period	—
End of period	$42,296,523
Undistributed net investment income	$173,503

(1)	Summary of capital share transactions is as follows:

	Period Ended
	May 31, 2014*
	(Unaudited)
	Shares	Value
Y Class
Shares sold	2,158,369	$43,383,150
Shares issued in reinvestment of distribution	—	—
Shares redeemed	(96,702)	(1,958,928)
Net increase	2,061,667	$41,424,222

*  Fund commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Institutional Class

	Six Months Ended
	May 31, 2014		Period Ended
	(Unaudited)		November 30, 2013*
Net asset value, beginning of period	$20.40		$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.45	**	0.59	***
Net realized and unrealized gain on investments	1.33		0.38
Total from investment operations	1.78		0.97

LESS DISTRIBUTIONS
From net investment income	(0.74)		(0.57)
From net realized gain	(0.34)		—
Total distributions	(1.08)		(0.57)
Net asset value, end of period	$21.10		$20.40
Total return	8.96	%^	5.04	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$19.2		$15.8
Portfolio turnover rate	19	%^	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.02	%+	2.45	%+
After fees waived	1.20	%+	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.60	%+	3.18	%+
After fees waived	4.42	%+	4.43	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Investor Class

	Six Months Ended
	May 31, 2014		Period Ended
	(Unaudited)		November 30, 2013*
Net asset value, beginning of period	$20.39		$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.43	**	0.55	***
Net realized and unrealized gain on investments	1.33		0.39
Total from investment operations	1.76		0.94

LESS DISTRIBUTIONS
From net investment income	(0.72)		(0.55)
From net realized gain	(0.34)		—
Total distributions	(1.06)		(0.55)
Net asset value, end of period	$21.09		$20.39
Total return	8.86	%^	4.88	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$0.6		$0.2
Portfolio turnover rate	19	%^	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.27	%+	2.70	%+
After fees waived	1.45	%+	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	3.41	%+	3.29	%+
After fees waived	4.23	%+	4.54	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Y Class

	Period Ended
	May 31, 2014*
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.17	**
Net realized and unrealized gain on investments	0.35
Total from investment operations	0.52
Net asset value, end of period	$20.52
Total return	2.60	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$42.3
Portfolio turnover rate	13	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.81	%+
After fees waived	0.85	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	8.64	%+
After fees waived	9.60	%+

*	Fund commenced operations on April 30, 2014.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The McKinley Diversified Income Fund commenced operations on March 27, 2013.  The McKinley Non-U.S. Core Growth Fund commenced operations on April 30, 2014.

The McKinley Diversified Income Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The McKinley Non-U.S. Core Growth Fund offers only Y Class shares.  Y Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.

The investment objective of the McKinley Diversified Income Fund is to seek substantial current income and long-term capital appreciation.  The investment objective of the McKinley Non-U.S. Core Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ net assets as of May 31, 2014. See the Schedules of Investments for industry breakouts:

McKinley Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,784,477	$—	$—	$12,784,477
Real Estate
Investment Trusts	3,471,147	—	—	3,471,147
Investment
Companies	3,037,409	—	—	3,037,409
Short-Term
Investments	512,096	—	—	512,096
Total Investments
in Securities	$19,805,129	$—	$—	$19,805,129

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

McKinley Non-U.S. Core Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,634,102	$—	$—	$41,634,102
Short-Term
Investments	686,573	—	—	686,573
Total Investments
in Securities	$42,320,675	$—	$—	$42,320,675

The Funds record transfers at the end of each reporting period.  There were no transfers into or out of Level 1, 2, or 3 for the six months ended or the period ended May 31, 2014, for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund, respectively.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of May 31, 2014, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of May 31, 2014, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the McKinley Diversified Income Fund normally are declared and paid at least quarterly.  Distributions to shareholders from net investment income for the McKinley Non-U.S. Core Growth Fund normally are declared and paid annually.  Distributions to shareholders from net realized gains on securities for each Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, each Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, each Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The McKinley Diversified Income Fund declared distributions from net investment income payable on June 27, 2014, to shareholders of record on June 26, 2014.  The distributions from Institutional Class shares were $384,849 or $0.42 per share and Investor Class shares were $10,858 or $0.41 per share.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% for the McKinley Diversified Income Fund and 0.85% for the McKinley Non-U.S. Core Growth Fund based upon the average daily net assets of each Fund. For the six months/period ended May 31, 2014, the McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund incurred $70,462, and $15,363 in advisory fees, respectively.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to limit the McKinley Diversified Income Fund’s annual ratio of expenses to 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively, of each Class’s average daily net assets.  The Adviser has contractually agreed to limit the McKinley Non-U.S. Core Growth Fund’s annual ratio of expenses to 0.85% for the Y Class. The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months/period ended May 31, 2014, the amount that exceeded the ratio of expenses was $72,391 and $17,376 for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund, respectively.

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  At May 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the McKinley Diversified Income Fund that may be reimbursed was $193,738. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

McKinley Diversified Income Fund

Year of Expiration	Amount
November 30, 2016	$121,347
November 30, 2017	$ 72,391

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of each Fund’s expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months/period ended May 31, 2014, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank,

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The McKinley Diversified Income Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Investor Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.15% of each Class’s average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended May 31, 2014, the distribution fees and shareholder servicing fees incurred by the McKinley Diversified Income Fund are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Diversified Income Fund for the six months ended May 31, 2014, were $6,337,177 and $3,394,196, respectively. The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Non-U.S. Core Growth Fund for the period ended May 31, 2014, were $46,528,403 and $5,594,393, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months/period ended May 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2014 (estimated), and the period ended November 30, 2013, by the McKinley Diversified Income Fund, was as follows:

	Six Months Ended	Period Ended
	May 31, 2014	November 30, 2013
Ordinary Income	$735,402	$420,860
Long-Term Capital Gain	$150,092	$—

The McKinley Non-U.S. Core Growth Fund did not have distributions in the period ended May 31, 2014.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2014 (Unaudited) (Continued)

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2013, were as follows(a):

McKinley Diversified Income Fund

Cost of investments	$15,704,017
Gross tax unrealized appreciation	1,756,607
Gross tax unrealized depreciation	(434,002)
Net tax unrealized appreciation	1,322,605
Undistributed ordinary income	114,405
Undistributed long-term capital gain	150,085
Total distributable earnings	264,490
Other accumulated losses	—
Total accumulated gains	$1,587,095

(a)
Because tax adjustments are calculated annually, the above table reflects the tax adjustments at the McKinley Diversified Income Fund’s previous fiscal year-end, and does not include the McKinley Non-U.S. Core Growth Fund since the Fund did not have a full fiscal year.

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on February 17-18, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the McKinley Non-U.S. Core Growth Fund (the “Fund”), a new series of Professionally Managed Portfolios, with McKinley Capital Management, LLC (the “Adviser”).  At the meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees discussed the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of the day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Adviser that would be involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services the Adviser would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by the Adviser or its affiliates.  The Board also considered the structure of the Adviser’s compliance procedures and the trading capability of the Adviser.  After reviewing the Adviser’s compliance policies and procedures, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.
The Fund’s historical performance and the overall performance of the Fund.  As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider the Adviser’s performance history with respect to similarly-managed separate accounts.

3.
Costs of Services Provided and Profits Realized by the Adviser. The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.85% for the Fund.  The Board also noted that the Adviser agreed to enter into an agreement to limit the annual expense ratios of each of the

MCKINLEY CAPITAL FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

classes of the Fund.  The Board concluded that the fees to be received by the Adviser were fair and reasonable.

4.
Economies of Scale. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing the new Fund.  In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Fund, including soft dollars, 12b-1 distribution fees for Investor Shares of the Fund and potentially shareholder servicing fees for Investor Shares and Institutional Shares of the Fund.  The Trustees concluded that the Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

MCKINLEY CAPITAL FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at http://mckinleycapitalfunds.com.

MCKINLEY CAPITAL FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

McKinley Diversified Income Fund

	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

McKinley Non-U.S. Core Growth Fund

	Ticker	CUSIP
Y Class Shares	MCNUX	74316J250

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date July 25, 2014

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date July 25, 2014

* Print the name and title of each signing officer under his or her signature.